INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF PROVISION FOR INCOME TAXES PROVISIONS (BENEFITS)

The provision for income taxes consists of the following provisions (benefits):

	Years ended December 31,
	2024	2023	2022
Current tax:
Current tax on profits for the year	$28,783	$32,115	220,570
Under provision in prior year	800	-	-
	29,583	32,115	220,570
Deferred income tax:
(Increase) decrease in deferred tax assets	2,329,636	-	29,240
Decrease in deferred tax liabilities	(4,611,291)	(1,110,801)	(1,313,406)
	(2,281,655)	(1,110,801)	(1,284,166)
Benefit from income taxes	$(2,252,072)	$(1,078,686)	(1,063,596)

The provision for income taxes by country consists of the following provisions (benefits):

December 31, 2024	INDONESIA	NEW ZEALAND	SINGAPORE	SOUTH AFRICA	UK	USA	CONSOLIDATED

Current Expense
State						1,600	1,600
Foreign	$-	$-	$-	$-	$27,983	$-	$27,983
Total Current Tax Expense	-	-	-	-	27,983	1,600	29,583

Deferred Expense
Federal	-	-	-	-	-	(815,670)	(815,670)
State	-	-	-	-	-	(202,283)	(202,283)
Foreign	(170,311)	(412,208)	-	39,745	(641,438)	-	(1,263,702)
Total Deferred Tax Expense	(170,311)	(412,208)	-	39,745	(641,438)	(1,017,953)	(2,281,655)

(Benefit from) Provision for Income Taxes	$(170,311)	$(412,208)	$-	$39,745	$(613,455)	$(1,016,353)	$(2,252,072)

December 31, 2023	INDONESIA	NEW ZEALAND	SINGAPORE	SOUTH AFRICA	UK	USA	CONSOLIDATED

Current Expense
State						200	200
Foreign	$-	$(6,050)	$-	$(2,802)	$40,767	$-	$31,915
Total Current Tax Expense	-	(6,050)	-	(2,802)	40,767	200	32,115

Deferred Expense
Federal	-	-	-	-	-	(706,102)	(706,102)
State	-	-	-	-	-	(131,487)	(131,487)
Foreign	-	(83,410)	-	11,044	(200,846)	-	(273,212)
Total Deferred Tax Expense	-	(83,410)	-	11,044	(200,847)	(837,589)	(1,110,801)

(Benefit from) Provision for Income Taxes	$-	$(89,460)	$-	$8,242	$(160,079)	$(837,389)	$(1,078,686)

SCHEDULE OF RECONCILIATION OF INCOME TAXES AT THE STATUTORY RATE

The reconciliation of income taxes at the statutory rate of Singapore to the effective tax rates for the years ended December 31, 2024, 2023 and 2022 is as follows:

	Year ended December 31,
	2024	2023	2022
Loss from continuing operations before provision for income taxes	$(27,191,894)	$(6,208,871)	(56,315,143)
Tax at the Singapore rate of 17%	(4,622,622)	(1,055,508)	(9,573,574)
Reconciling items:
Permanent differences	297,800	(2,380,272)	5,867,054
Current period net operating losses not recognised as a deferred tax asset	6,187,916	1,600,731	3,019,483
Rate differential – non-Singapore entities	(661,038)	(183,113)	(736,092)
Other deferred tax activity	(169,511)	939,476	359,533
Over provision in prior year	(3,284,617)	-	-
Benefit from income taxes	$(2,252,072)	$(1,078,686)	(1,063,596)